Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 249,356	$ 234,234
Accounts receivable, net	1,603,127	1,304,783
Inventory	1,687,462	1,242,486
Prepaid expenses and other current assets	784,238	885,766
Total current assets	5,342,183	4,955,365
Property and equipment, net	1,010,801	875,919
Total assets	28,028,207	23,609,619
Accounts payable	4,105,794	6,015,595
Accrued expenses and other current liabilities	2,101,610	1,485,062
Line of credit	1,500,953	456,995
Due to related party	32,452	17,253
Total current liabilities	11,285,663	12,973,319
Revenues, net	15,781,319	12,523,432
Cost of revenues	11,403,474	7,523,669
Gross profit	4,377,845	4,990,763
Selling, general and administrative	12,280,192	14,085,195
Operating income	(7,902,347)	(13,017,432)
Interest expense	(3,378,131)	(1,299,153)
Total other (expense) income	1,614,444	(1,193,284)
Loss before income taxes	(6,287,903)	(14,210,716)
Income tax expense	19,197	(22,373)
Variable Income Interest Rate [Member]
Cash and cash equivalents	10,481	6,234
Accounts receivable, net	94,195	21,697
Inventory	240,158	51,090
Prepaid expenses and other current assets		379,561
Total current assets	344,834	458,582
Property and equipment, net		32,661
Total assets	344,834	491,243
Accounts payable	217,558	337,648
Accrued expenses and other current liabilities	113,576
Line of credit	1,133,652
Notes payable, current	150,000
Due to related party	315,666	315,666
Total current liabilities	1,930,452	653,314
Revenues, net	1,571,017	352,523
Cost of revenues	2,092,167	204,943
Gross profit	(521,150)	147,580
Selling, general and administrative	413,217	450,693
Operating income	(934,367)	(303,113)
Interest expense	(174,396)
Total other (expense) income	(174,396)
Loss before income taxes	(47,578)	(303,113)
Income tax expense
Net (loss) income	$ (1,108,763)	$ (303,113)